Taxation (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation [Abstract]
Income tax expense for IGI Labuan - current year		$ 5,063	$ 4,946
Corporate tax for IGI Casablanca (Representative Office) - current year	3,885	4,212
Corporate tax for IGI Casablanca (Representative Office) - prior years		4,212
Income tax expense for IGI UK - current year	700,373		(60,906)
Income tax expense for IGI Underwriting - prior years		42,970
Addition (amortization) of deferred tax assets for IGI UK	983,325	5,784	41,538
Income tax charge/(credit) for the year	$ 1,687,583	$ 62,241	$ (14,422)